DIRECT HOSPITALITY EXPENSE	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Employee compensation and benefits	$59	$154	$116	$302
Depreciation and amortization	59	99	116	203
Cost of food, beverage, and retail goods sold	79	91	145	174
Maintenance and utilities	22	38	48	80
Marketing and advertising	8	21	23	49
Other	64	133	124	261
Total direct hospitality expense	$291	$536	$572	$1,069